Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Property and equipment, net
Total property and equipment	¥ 50,961,157		¥ 49,913,704		$ 7,177,728
Accumulated depreciation	(42,318,765)		(44,052,344)		(5,960,473)
Property and equipment, net	8,642,392		5,861,360		1,217,255
Depreciation	3,026,574	$ 426,284	4,393,055	¥ 6,215,253
Gains (loss) from the disposal of property and equipment	(148,198)	$ (20,873)	2,678	¥ 180,537
Computer and transmission equipment
Property and equipment, net
Total property and equipment	25,295,660		22,569,837		3,562,819
Furniture and office equipment
Property and equipment, net
Total property and equipment	543,160		2,820,000		76,502
Leasehold improvements
Property and equipment, net
Total property and equipment	24,306,234		23,707,764		3,423,461
Motor vehicles
Property and equipment, net
Total property and equipment	¥ 816,103		¥ 816,103		$ 114,946